As filed with the Securities and Exchange Commission on September 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.
-----------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                       RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (34.0%)

AMERICAN CAPITAL ACCESS
    1,060         Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.,
                  (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                  5.25%, due 8/1/16                                                                A              1,116 ++
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    2,000         Metro. Trans. Au. (NY) Ref. Rev., Ser. 2002 A, 5.50%, due
                  11/15/15                                                                       AAA              2,239
    2,920         New York City (NY) IDA Civic Fac. Rev. (Packer Collegiate
                  Institute Proj.), Ser. 2002, 5.00%, due 6/1/22                        Aaa      AAA              3,082 ++
      960         New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
                  Ser. 1992 A, 5.88%, due 6/15/13                                       Aaa                       1,114
    2,025         New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 C,
                  5.25%, due 8/1/17                                                              AAA              2,203
    2,410         New York St. Dorm. Au. Rev. (Rochester Institute of
                  Technology Proj.), Ser. 2002 A, 5.25%, due 7/1/19                     Aaa                       2,611 ++
    3,000         Port Authority of NY & NJ Rev., Ser. 2002, 5.50%, due 12/15/12                 AAA              3,277
    1,535         Ulster Co. (NY) Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
                  Ser. 2002, 5.25%, due 3/1/16                                                   AAA              1,680
FINANCIAL GUARANTY INSURANCE CO.
    2,505         Metro. Trans. Au. (NY) Dedicated Tax Fund Rev., Ser. 2001 A,
                  5.25%, due 11/15/14                                                            AAA              2,741
FINANCIAL SECURITY ASSURANCE INC.
      500         Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 A, 5.13%,
                  due 12/1/16                                                           Aaa      AAA                529
    1,410         New York City (NY) Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
                  5.50%, due 2/15/13                                                             AAA              1,562
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    2,000         New York St. Dorm. Au. Insured Rev. (Long Island Jewish Med.
                  Ctr.), Ser. 1998, 5.00%, due 7/1/18                                            AAA              2,080 ++
    1,600         New York St. Dorm. Au. Insured Rev. (The Culinary Institute of
                  America), Ser. 1999, 5.38%, due 7/1/15                                         AAA              1,739 ++
    1,980         New York St. Dorm. Au. Rev. (New York Med. College Proj.),
                  Ser. 1998, 5.00%, due 7/1/21                                          Aaa      AAA              2,063 ++
                                                                                                               --------
                                                                                                                 28,036
                                                                                                               --------

TAX-EXEMPT SECURITIES-OTHER (121.7%)
    3,000         Albany (NY) IDA Civic Fac. Rev., (Charitable Leadership
                  Foundation Ctr. for Med. Science Proj.), Ser. 2002 A, 6.00%,
                  due 7/1/19                                                           Baa3                       3,240
      800         Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                  Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                        Baa2      BBB                902 ++
      750         Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
                  Proj.), Ser. 1999 B, 7.75%, due 12/1/18                                       BBB-                834 ++
    1,000         Brazos (TX) River Harbor Navigation Dist. of Brazoria Co. Env.
                  Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4, 5.20%, due
                  5/15/33 Putable 5/15/08                                                A3       A-              1,040 ++
      500         Coshocton Co. (OH) Env. Imp. Ref. Rev. (Smurfit-Stone
                  Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due
                  8/1/13                                                                           B                494 ++
    1,590         Cumberland Co. (PA) West Shore Area Au. Hosp. Rev., (Holy
                  Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser.
                  2001, 5.90%, due 1/1/17                                                       BBB+              1,715 ++
      400         Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev., Ser.
                  2004 A-1, 6.15%, due 1/1/16                                           Ba2                         411 ++
    1,000         De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp.
                  Proj.), Ser. 2002, 6.00%, due 3/15/21                                Baa3     BBB-                975 ++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                       RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
    1,000         Dutchess Co. (NY) IDA Civic Fac. Ref. Rev. (Marist College
                  Proj.), Ser. 2003 A, 5.15%, due 7/1/17                               Baa1                       1,062 ++
    2,000         Dutchess Co. (NY) IDA Ind. Dev. Rev. (IBM Proj.), Ser. 1999,
                  5.45%, due 12/1/29                                                     A1       A+              2,149 ++
    2,000         Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev., Ser. 1998 A,
                  5.50%, due 12/1/13                                                    Aaa      AAA              2,276
    1,385         Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004,
                  5.50%, due 9/1/14                                                      A2                       1,517
      500         Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                  Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09           Ba2      BB+                538 ++
      980         Monroe Co. (NY) IDA Std. Hsg. Rev., (Collegiate Hsg.
                  Foundation - Rochester Institute of Technology Proj.), Ser.
                  1999 A, 5.25%, due 4/1/19                                            Baa3                         994 ++
    1,000         Monroe Co. (NY) Newpower Corp. Pwr. Fac. Rev., Ser. 2003,
                  5.10%, due 1/1/16                                                             BBB+              1,044
    1,000         Monroe Co. (NY) Pub. Imp. Ref. G.O., Ser. 1996, 6.00%, due
                  3/1/13                                                               Baa1      BBB              1,130
    1,000         Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                  Ser. 2001 A, 5.25%, due 11/15/13                                     Baa2      BBB              1,059 ++
    1,000         New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11                A1        A              1,055
    1,000         New York City (NY) G.O., Ser. 2002 A, 5.75%, due 8/1/16                A1        A              1,114
      750         New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                A1        A                824
    4,000         New York City (NY) Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
                  Ser. 2002 E-2, 5.05%, due 11/1/23                                     Aa2       AA              4,115
    1,000         New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de New
                  York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                      A              1,062 ++
    1,030         New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de New
                  York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                      A              1,088 ++
    1,000         New York City (NY) IDA Ind. Dev. Rev. (Brooklyn Navy Yard
                  Cogeneration Partners, L.P. Proj.), Ser. 1997, 6.20%, due
                  10/1/22                                                               Ba1     BBB-              1,056 ++
      500         New York City (NY) IDA Ind. Dev. Rev. (Harlem Auto Mall Proj.),
                  Ser. 2004, 5.13%, due 12/30/23                                       Baa3     BBB-                435 ++
      750         New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World Trade
                  Center LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                                 797 ^^
    4,000         New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
                  Ser. 2002 D, 5.25%, due 6/15/15                                       Aa2       AA              4,360
    3,000         New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 B,
                  5.25%, due 2/1/29                                                     Aa1       AA              3,237
      800         New York Convention Ctr. Operating Corp. Cert. of
                  Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                  5.25%, due 6/1/08                                                     Aa1                         813
    2,000         New York St. Dorm. Au. Court Fac. Lease Rev. (New York City
                  Issue), Ser. 2003 A, 5.50%, due 5/15/17                                A2        A              2,267
    1,675         New York St. Dorm. Au. Insured Rev. (Long Island Univ.), Ser.
                  2003 A, 5.25%, due 9/1/15                                                       AA              1,783 ++
    3,000         New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser.
                  2003, 5.75%, due 2/15/17                                                       AA-              3,380 ++
    1,125         New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995
                  A, 5.63%, due 7/1/16                                                   A2      AA-              1,289
    1,010         New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser. 2001
                  A, 5.25%, due 7/1/16                                                           AAA              1,114 ++
    2,985         New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                  Proj.), Ser. 2001, 5.75%, due 7/1/14                                 Baa2                       3,219 ++
    2,000         New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                  Proj.), Ser. 2001, 5.75%, due 7/1/16                                 Baa2                       2,151 ++
    2,000         New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth.), Ser.
                  2000 C, 5.50%, due 7/1/26                                             Ba1       BB              2,027

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                       RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
      525         New York St. Dorm. Au. Rev. (New York Methodist Hosp.), Ser.
                  2004, 5.25%, due 7/1/18                                                A3                         566
      500         New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish
                  Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                            A3                         522 ++
    2,855         New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.),
                  Ser. 2002, 5.25%, due 11/1/15                                         Aa1                       3,085 ++
    3,000         New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence Proj.),
                  Ser. 2002, 4.60%, due 7/1/16                                          Aa3                       3,034
      250         New York St. Dorm. Au. Secured Hosp. Ref. Rev. (Brookdale Hosp.
                  Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16                            A2      AA-                262 ++
    5,500         New York St. Dorm. Au. St. Personal Income Tax Rev., Ser. 2003
                  A, 5.38%, due 3/15/17                                                           AA              6,176
      500         New York St. Dorm. Au. Third Gen. Resolution Rev. (St. Univ.
                  Ed. Fac. Issue Proj.), Ser. 2002 B, 5.25%, due 11/15/23                A2      AA-                543
    5,000         New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
                  Edison Co. of New York, Inc. Proj.), Ser. 2001 A, 4.70%, due
                  6/1/36                                                                 A1       A+              5,004 ++
    1,000         New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste
                  Management, Inc. Proj.), Ser. 2004 A, 4.45%, due 7/1/17 Putable
                  7/1/09                                                                         BBB              1,014
    2,000         New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67,
                  5.70%, due 10/1/17                                                    Aa1                       2,071
    2,000         New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16          Aa2      AA-              2,194
      500         New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc.
                  Rev., Ser. 2002 C, 4.00%, due 1/1/20                                   A2        A                509
    1,325         New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
                  Innovation), Ser. 1995, 6.25%, due 1/1/09                              A2      AA-              1,450
    2,000         Niagara Co. (NY) IDA Civic Fac. Rev. (Niagara Univ. Proj.),
                  Ser. 2001 A, 5.50%, due 11/1/16                                                 AA              2,176 ++
    2,500         Niagara Co. (NY) IDA Solid Waste Disp. Fac. Ref. Rev.
                  (American Ref.-Fuel Co. of Niagara), Ser. 2001 C, 5.63%, due
                  11/15/24                                                             Baa1      BBB              2,688 ++
      915         Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                  Rev., Ser. 2002, 5.38%, due 5/15/33                                  Baa3      BBB                955
    1,000         Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise
                  Rev., Ser. 2003, 6.13%, due 3/1/13                                             BBB              1,016
    1,000         Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement Asset-
                  Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                         Baa3      BBB              1,043
    3,000         Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Ref. Rev., Ser.
                  2002 B, 5.25%, due 11/15/18                                           Aa3      AA-              3,270
      500         United Nations (NY) Dev. Corp. Sr. Lien Ref. Rev., Ser. 2004 A,
                  5.25%, due 7/1/17                                                      A3                         522
      500         Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%,
                  due 7/15/17                                                                    BB-                538
      250         Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                  Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                        Baa3     BBB-                272
      750         Virgin Islands Pub. Fin. Au. Rev. (Sub. Lien/Cap. Proj.), Ser.
                  1998 E, 6.00%, due 10/1/22                                                     BBB                775
    1,000         Westchester Co. (NY) IDA Continuing Care Retirement Comm.
                  Rev. (Kendal on Hudson Proj.), Ser. 2003 B, 5.70%, due
                  1/1/34                                                                          BB              1,022 ++
    1,000         Yonkers (NY) IDA Civic Fac. Rev. (Comm. Dev. Properties -
                  Yonkers, Inc.), Ser. 2001 A, 6.25%, due 2/1/16                       Baa3     BBB-              1,123 ++
                                                                                                               --------
                                                                                                                100,396
                                                                                                               --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                       RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (1.7%)

BANK OF NEW YORK
    1,200         New York City (NY) G.O., Sub. Ser. 2004 H-4, 2.26%, VRDN due
                  8/1/05                                                              VMIG1      A1+              1,200
J.P. MORGAN CHASE
      100         New York City (NY) G.O., Sub. Ser. 1993 E-2, 2.23%, VRDN due
                  8/1/05                                                              VMIG1      A1+                100
MORGAN GUARANTY TRUST CO.
      130         New York City (NY) G.O., Sub. Ser. 1993 A-10, 2.23%, VRDN
                  due 8/1/05                                                          VMIG1      A1+                130
                                                                                                               --------
                                                                                                                  1,430
                                                                                                               --------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-OTHER (0.2%)
      200         New York St. Env. Fac. Corp. Sewage & Solid Waste Disp. Rev.
                  (General Elec. Co. Proj.), Ser. 1997 A, 2.32%, VRDN due
                  8/1/05                                                                 P1      A1+                200 ++
                                                                                                               --------

                  TOTAL INVESTMENTS (157.6%) (COST $126,385)                                                    130,062 ##

                  Cash, receivables and other assets, less liabilities (0.9%)                                       694
                  Liquidation Value of Auction Preferred Shares [(58.5%)]                                       (48,250)
                                                                                                               --------
                  TOTAL NET ASSETS APPLICABLE TO COMMON
                  SHAREHOLDERS (100.0%)                                                                         $82,506
                                                                                                               --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

t Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Funds' Board of Directors believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At July 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                          GROSS           GROSS             NET
                                     UNREALIZED      UNREALIZED      UNREALIZED
(000'S OMITTED)           COST     APPRECIATION    DEPRECIATION    APPRECIATION

CALIFORNIA            $156,778           $4,953             $39          $4,914
INTERMEDIATE           470,217           16,782             329          16,453
NEW YORK               126,385            3,795             118           3,677

@ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 74%, and 56% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

++   Security is guaranteed by the corporate or non-profit obligor.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At July 31, 2005, these securities amounted to $4,510,000 or 1.45% of net assets for Intermediate.

^^   Not rated by a nationally recognized statistical rating organization.


For more information on the Funds' significant accounting policies, please refer to the Funds' most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
   ------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   ------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 28, 2005



By: /s/ John M. McGovern
   ------------------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: September 28, 2005